Pension and Postretirement Expense Level 4 (Details) - Weighted Average Rates used to Determine the Benefit Obligations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%	4.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%	5.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.00%	3.30%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.30%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%	7.70%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2030	2029
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.30%	5.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.70%	7.10%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2030	2030